CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	¥ 7,109	¥ 5,220	¥ 3,839
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	7,786	3,270	(4,517)
Currency translation differences	235	214	1,050
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(115)	(21)	(134)
Share of other comprehensive income of associates	112	4	75
Total comprehensive income for the year	15,127	8,687	313
Attributable to:
Equity holders of the Company	14,662	8,387	151
Non-controlling interests	465	300	162
Total comprehensive income for the year	¥ 15,127	¥ 8,687	¥ 313